                                     [LOGO]
                                  NATIONWIDE(R)
                                  VLI SEPARATE
                                    ACCOUNT-3


                               SEMI-ANNUAL REPORT
                                       TO
                                 CONTRACT OWNERS
                                  JUNE 30, 1998


                        NATIONWIDE LIFE INSURANCE COMPANY
                           HOME OFFICE: COLUMBUS, OHIO

                                     [LOGO]

                        NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220


                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life Insurance Company are pleased to present the 1998 semi-annual report of the Nationwide VLI Separate Account-3.

The bull market continued its run in the first half of 1998. Most of the gains came in the first quarter with more modest returns or small losses for the second half of the period. At this writing, a market correction that began in the second quarter continues to provide a good deal of day-to-day volatility. Much of the capriciousness of the market is due to uncertainty about the economic outcome in Asia. However, we think the correction will be of limited magnitude and duration and will provide a healthy respite before further market advances.

We believe that existing economic and market fundamentals provide an ongoing favorable environment for financial assets. Interest rates remain low; inflation is nearly nonexistent; corporate earnings, albeit slowing, remain positive, and U.S. economic growth appears to be on a modest but sustainable track.

Against this backdrop, we believe our variable insurance products continue to provide the versatile investment vehicle you need to respond to changing market conditions. We are committed to the continual evaluation of our products and services to ensure that we remain responsive to your long-term financial planning and retirement-savings needs.



                              /s/ Joseph J. Gasper
                           Joseph J. Gasper, President
                                 August 17, 1998

                        NATIONWIDE VLI SEPARATE ACCOUNT-3

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                  JUNE 30, 1998
                                   (UNAUDITED)

ASSETS:
   Investments at market value:
     American Century VP - American Century VP Advantage (ACVPAdv)
        141,979 shares (cost $800,446) ........................................   $   928,544
     American Century VP - American Century VP Balanced (ACVPBal)
        2,218 shares (cost $16,258) ...........................................        18,273
     American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
        6,415 shares (cost $64,654) ...........................................        59,659
     American Century VP - American Century VP International (ACVPInt)
        4,078 shares (cost $24,304) ...........................................        32,787
     American Century VP - American Century VP Value (ACVPValue)
        888 shares (cost $6,414) ..............................................         6,036
     The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
        2,050 shares (cost $45,849) ...........................................        60,596
     Dreyfus Stock Index Fund (DryStkIx)
        13,175 shares (cost $281,022) .........................................       395,521
     Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
        268 shares (cost $7,853) ..............................................         9,032
     Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
        280 shares (cost $6,194) ..............................................         6,063
     Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
        22,979 shares (cost $478,277) .........................................       578,374
     Fidelity VIP - Growth Portfolio (FidVIPGr)
        13,396 shares (cost $416,005) .........................................       513,324
     Fidelity VIP - High Income Portfolio (FidVIPHI)
        4,668 shares (cost $57,958) ...........................................        58,955
     Fidelity VIP - Overseas Portfolio (FidVIPOv)
        988 shares (cost $17,802) .............................................        20,368
     Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
        7,138 shares (cost $112,945) ..........................................       123,126
     Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
        18,771 shares (cost $313,046) .........................................       412,034
     Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)
        155 shares (cost $3,022) ..............................................         3,166
     Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
        294,063 shares (cost $3,852,738) ......................................     7,407,446
     Nationwide SAT - Government Bond Fund (NSATGvtBd)
        157,980 shares (cost $1,737,323) ......................................     1,816,775
     Nationwide SAT - Money Market Fund (NSATMyMkt)
        334,784 shares (cost $334,784) ........................................       334,784
     Nationwide SAT - Small Company Fund (NSATSmCo)
        4,107 shares (cost $58,189) ...........................................        69,085
     Nationwide SAT - Total Return Fund (NSATTotRe)
        1,000,349 shares (cost $11,564,777) ...................................    18,706,531

      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         93,993 shares (cost $1,448,210) .................................     1,514,232
      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         2,559 shares (cost $66,834) .....................................        67,341
      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         799 shares (cost $11,037) .......................................        10,846
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         8,452 shares (cost $152,655) ....................................       162,698
      Oppenheimer VAF - Bond Fund (OppBdFd)
         333 shares (cost $3,909) ........................................         3,995
      Oppenheimer VAF - Global Securities Fund (OppGISec)
         3,074 shares (cost $55,917) .....................................        66,711
      Oppenheimer VAF - Growth Fund (OppGro)
         130 shares (cost $4,269) ........................................         4,507
      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         496 shares (cost $7,654) ........................................         8,488
      Strong Opportunity Fund II, Inc. (StOpp2)
         6,340 shares (cost $122,247) ....................................       137,828
      Strong VIF - Strong Discovery Fund II (StDisc2)
         2,203 shares (cost $25,546) .....................................        28,132
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         1,402 shares (cost $15,588) .....................................        13,813
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         143 shares (cost $1,518) ........................................         1,608
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         516 shares (cost $7,021) ........................................         4,309
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         570 shares (cost $9,214) ........................................         6,585
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         2,064 shares (cost $32,227) .....................................        30,567
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         2,437 shares (cost $28,714) .....................................        28,950
      Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)
         82 shares (cost $869) ...........................................         1,026
      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         2,401 shares (cost $34,305) .....................................        41,472
                                                                             -----------
            Total assets .................................................    33,693,587
ACCOUNTS PAYABLE .........................................................         1,619
                                                                             -----------
CONTRACT OWNERS' EQUITY (NOTE 7) .........................................   $33,691,968
                                                                             ===========

See accompanying notes to financial statements.
--------------------------------------------------------------------------------

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                   (UNAUDITED)

                                                                    TOTAL
                                              ---------------------------------------------
                                                   1998            1997            1996
                                              -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........              $      267,089         258,944         245,576

  Mortality and expense charges
    (note 3)...................                    (125,965)        (95,040)        (75,021)
                                             --------------  --------------  --------------
                                                    141,124         163,904         170,555
    Net investment income......              --------------  --------------  --------------

  Proceeds from mutual fund                       1,231,676       1,163,656         857,865
    shares sold................                    (829,101)       (946,332)       (764,127)
  Cost of mutual funds sold....              --------------  --------------  --------------

    Realized gain (loss) on                         402,575         217,324          93,738
      investments..............
  Change in unrealized gain (loss)                3,125,717       3,235,166         770,146
    on investments.............              --------------  --------------  --------------
                                                  3,528,292       3,452,490         863,884
    Net gain (loss) on investments           --------------  --------------  --------------
                                                    482,670         179,051         214,238
  Reinvested capital gains.....              --------------  --------------  --------------

      Net change in contract
        owners' equity resulting                  4,152,086       3,795,445       1,248,677
        from operations........              --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from                 2,348,756       2,250,811       2,475,606
    contract owners............                    (457,381)       (358,462)       (185,923)
  Surrenders...................                    (124,773)           (997)           (967)
  Death benefits (note 4)......
  Policy loans (net of repayments)                 (466,674)       (366,612)       (422,352)
    (note 5)...................
  Deductions for surrender charges                  (61,147)        (91,718)        (41,427)
    (note 2d)..................
  Redemptions to pay cost of
    insurance charges and
    administration charges                       (1,008,505)     (1,032,173)     (1,065,013)
    (notes 2b and 2c)..........              --------------  --------------  --------------
                                                    230,276         400,849         759,924
      Net equity transactions..              --------------  --------------  --------------


NET CHANGE IN CONTRACT                            4,382,362       4,196,294       2,008,601
  OWNERS' EQUITY...............
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD      29,309,606      22,702,681      17,904,393
                                             --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................              $   33,691,968      26,898,975      19,912,994
                                             ==============  ==============  ==============

                                                                     ACVPADV
                                                ---------------------------------------------
                                                     1998            1997            1996
                                                -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                       19,124          12,738           12,184

  Mortality and expense charges
    (note 3)...................                       (1,533)         (1,644)          (1,425)
                                              --------------   -------------   --------------
                                                      17,591          11,094           10,759
    Net investment income......               --------------   -------------   --------------

  Proceeds from mutual fund                           37,353          36,548           78,492
    shares sold................                      (31,439)        (34,005)         (70,667)
  Cost of mutual funds sold....               --------------   -------------   --------------

    Realized gain (loss) on                            5,914           2,543            7,825
      investments..............
  Change in unrealized gain (loss)                    (8,437)         (6,422)         (26,539)
    on investments.............               --------------   -------------   --------------
                                                      (2,523)         (3,879)         (18,714)
    Net gain (loss) on investments            --------------   -------------   --------------
                                                      71,956          44,788           34,817
  Reinvested capital gains.....               --------------   -------------   --------------

      Net change in contract
        owners' equity resulting                      87,024          52,003           26,862
        from operations........               --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from                     15,337          23,600              511
    contract owners............                       (9,961)         (7,717)          (2,911)
  Surrenders...................                      (10,264)              -                -
  Death benefits (note 4)......
  Policy loans (net of repayments)                    (5,222)        (18,660)         (32,805)
    (note 5)...................
  Deductions for surrender charges                    (1,331)         (1,971)            (648)
    (note 2d)..................
  Redemptions to pay cost of
    insurance charges and
    administration charges                            (3,196)         (6,482)          (6,964)
    (notes 2b and 2c)..........               --------------   -------------   --------------
                                                     (14,637)        (11,230)         (42,817)
      Net equity transactions..               --------------   -------------   --------------

NET CHANGE IN CONTRACT                                72,387          40,773          (15,955)
  OWNERS' EQUITY...............
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD          856,191         810,992          769,117
                                              --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................                      928,578         851,765          753,162
                                              ==============   =============   ==============

                                                                    ACVPBAL
                                              ---------------------------------------------
                                                   1998            1997            1996
                                              -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                         374             170              92

  Mortality and expense charges
    (note 3)...................                         (10)            (10)             (2)
                                             --------------  --------------  --------------
                                                        364             160              90
    Net investment income......              --------------  --------------  --------------


  Proceeds from mutual fund                           4,926             224              33
    shares sold................                      (4,313)           (212)            (33)
  Cost of mutual funds sold....              --------------  --------------  --------------

    Realized gain (loss) on                             613              12               -
      investments..............
  Change in unrealized gain (loss)                     (581)            503              75
    on investments.............              --------------  --------------  --------------
                                                         32             515              75
    Net gain (loss) on investments           --------------  --------------  --------------
                                                      2,314             745             207
  Reinvested capital gains.....              --------------  --------------  --------------

      Net change in contract
        owners' equity resulting                      2,710           1,420             372
        from operations........              --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from                      (101)          4,387             619
    contract owners............                      (3,894)           (111)              -
  Surrenders...................                           -               -               -
  Death benefits (note 4)......
  Policy loans (net of repayments)                        -               -               -
    (note 5)...................
  Deductions for surrender charges                     (521)            (28)              -
    (note 2d)..................
  Redemptions to pay cost of
    insurance charges and
    administration charges                                -               -               -
    (notes 2b and 2c)..........              --------------  --------------  --------------
                                                     (4,516)          4,248             619
      Net equity transactions..              --------------  --------------  --------------

NET CHANGE IN CONTRACT                               (1,806)          5,668             991
  OWNERS' EQUITY...............
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD          20,052          12,871           6,893
                                             --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD................                      18,246          18,539           7,884
                                             ==============  ==============  ==============

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                  (UNAUDITED)

                                                             ACVPCAPAP
                                              -----------------------------------------
                                                 1998            1997            1996
                                            -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                          -               -               -
  Mortality and expense charges
    (note 3)...................                       (129)           (120)           (108)
                                            --------------  --------------  --------------
    Net investment income......                       (129)           (120)           (108)
                                            --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                     15,860           4,272           3,632
  Cost of mutual funds sold....                    (18,875)         (5,022)         (3,909)
                                            --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                     (3,015)           (750)           (277)
  Change in unrealized gain (loss)
    on investments.............                        532          (1,453)         (4,669)
                                            --------------  --------------  --------------
    Net gain (loss) on investments                  (2,483)         (2,203)         (4,946)
                                            --------------  --------------  --------------
  Reinvested capital gains.....                      3,128           1,358           5,393
                                            --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........                        516            (965)            339
                                            --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                     (3,621)         17,566          24,563
  Surrenders...................                     (8,876)            (16)           (506)
  Death benefits (note 4)......                          -               -               -
  Policy loans (net of repayments)
    (note 5)...................                      5,439            (184)         (1,470)
  Deductions for surrender charges
    (note 2d)..................                     (1,187)             (4)           (113)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)..........                     (1,311)         (1,674)         (1,663)
                                            --------------  --------------  --------------
      Net equity transactions..                     (9,556)         15,688          20,811
                                            --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                     (9,040)         14,723          21,150
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD
                                                    68,695          53,753          40,066
CONTRACT OWNERS' EQUITY                     --------------  --------------  --------------
  END OF PERIOD................ $
                                                    59,655          68,476          61,216
                                            ==============  ==============  ==============

                                                               ACVPINT
                                              -----------------------------------------
                                                 1998            1997            1996
                                             -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                       162             233              335
  Mortality and expense charges
    (note 3)...................                       (33)            (26)             (10)
                                           --------------   -------------   --------------
    Net investment income......                       129             207              325
                                           --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold................                     2,770           6,017              349
  Cost of mutual funds sold....                    (2,158)         (5,239)            (328)
                                           --------------   -------------   --------------
    Realized gain (loss) on
      investments..............                       612             778               21
  Change in unrealized gain (loss)
    on investments.............                     4,104           2,848              269
                                           --------------   -------------   --------------
    Net gain (loss) on investments                  4,716           3,626              290
                                           --------------   -------------   --------------
  Reinvested capital gains.....                     1,666             451              112
                                           --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations........                     6,511           4,284              727
                                           --------------   -------------   --------------


EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                      1,005            (942)         19,589
  Surrenders...................                     (1,778)              -               -
  Death benefits (note 4)......                          -               -               -
  Policy loans (net of repayments)
    (note 5)...................                        175               -               -
  Deductions for surrender charges
    (note 2d)..................                       (238)              -               -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)..........                       (607)           (572)           (361)
                                            --------------  --------------   -------------
      Net equity transactions..                     (1,443)         (1,514)         19,228
                                            --------------  --------------   -------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                      5,068           2,770          19,955
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD
                                                    27,751          24,852             325
CONTRACT OWNERS' EQUITY                     --------------  --------------   -------------
  END OF PERIOD................ $
                                                    32,819          27,622         20,280
                                            ==============  ==============   =============

                                                              ACVPVALUE
                                              -----------------------------------------
                                                 1998            1997            1996
                                            -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ........                          -               -               -
  Mortality and expense charges
    (note 3)...................                         (1)              -               -
                                            --------------  --------------  --------------
    Net investment income......                         (1)              -               -
                                            --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold................                          -               -               -
  Cost of mutual funds sold....                          -               -               -
                                            --------------  --------------  --------------
    Realized gain (loss) on
      investments..............                          -               -               -
   Change in unrealized gain (loss)
    on investments.............                       (377)              -               -
                                            --------------  --------------  --------------
    Net gain (loss) on investments                    (377)              -               -
                                            --------------  --------------  --------------
  Reinvested capital gains.....                          5               -               -
                                            --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations........                       (373)              -               -
                                            --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners............                      6,329               -               -
  Surrenders...................                          -               -               -
  Death benefits (note 4)......                          -               -               -
  Policy loans (net of repayments)
    (note 5)...................                          -               -               -
  Deductions for surrender charges
    (note 2d)..................                          -               -               -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c)..........                          -               -               -
                                            --------------  --------------  --------------
      Net equity transactions..                      6,329               -               -
                                            --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY...............                      5,956               -               -
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD
                                                         -               -               -
CONTRACT OWNERS' EQUITY                     --------------  --------------  --------------
  END OF PERIOD................ $
                                                     5,956               -               -
                                            ==============  ==============  ==============

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                   (UNAUDITED)

                                                      DRYSRGRO
                                      -----------------------------------------
                                        1998            1997            1996
                                    -------------   -------------   -------------
INVESTMENT ACTIVITY:
 Reinvested dividends ............  $           -               -               -
  Mortality and expense charges
    (note 3)......................             (79)            (33)            (12)
                                    --------------  --------------  --------------
    Net investment income.........             (79)            (33)            (12)
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................           8,521               -           3,060
  Cost of mutual funds sold.......          (5,506)              -          (2,749)
                                    --------------  --------------  --------------
    Realized gain (loss) on
      investments.................           3,015               -             311
  Change in unrealized gain (loss)
    on investments................           5,224           5,671           1,533
                                    --------------  --------------  --------------
    Net gain (loss) on investments           8,239           5,671           1,844
                                    --------------  --------------  --------------
  Reinvested capital gains........               -               -               -
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........           8,160           5,638           1,832
                                    --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............          14,002           7,270           1,993
  Surrenders......................         (10,248)            (27)              -
  Death benefits (note 4).........               -               -               -
  Policy loans (net of repayments)
    (note 5)......................           7,203               -             (49)
  Deductions for surrender charges
    (note 2d).....................          (1,371)             (7)              -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............               -            (487)           (289)
                                    --------------  --------------  --------------
      Net equity transactions.....           9,586           6,749           1,655
                                    --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................          17,746          12,387           3,487
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............          42,855          30,638          20,335
                                    --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................  $       60,601          43,025          23,822
                                    ==============  ==============  ==============

                                                       DRYSTKIX
                                       -----------------------------------------
                                         1998            1997            1996
                                     -------------   -------------   -------------
INVESTMENT ACTIVITY:
 Reinvested dividends ............           2,456           2,254            1,381
  Mortality and expense charges
    (note 3)......................          (1,100)           (730)            (267)
                                    --------------   -------------   --------------
    Net investment income.........           1,356           1,524            1,114
                                    --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold...................          27,750           4,881            1,939
  Cost of mutual funds sold.......         (15,913)         (3,519)          (1,694)
                                    --------------   -------------   --------------
    Realized gain (loss) on
      investments.................          11,837           1,362              245
  Change in unrealized gain (loss)
    on investments................          43,067          44,930            9,968
                                    --------------   -------------   --------------
    Net gain (loss) on investments          54,904          46,292           10,213
                                    --------------   -------------   --------------
  Reinvested capital gains........             589               -                -
                                    --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations...........          56,849          47,816           11,327
                                    --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............          39,514          73,557           33,414
  Surrenders......................            (163)           (423)               -
  Death benefits (note 4).........               -               -                -
  Policy loans (net of repayments)
    (note 5)......................         (29,943)           (121)            (604)
  Deductions for surrender charges
    (note 2d).....................             (22)           (108)               -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............          (1,115)           (541)             (54)
                                    --------------   -------------   --------------
      Net equity transactions.....           8,271          72,364           32,756
                                    --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................          65,120         120,180           44,083
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............         330,407         197,570          103,674
                                    --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................         395,527         317,750          147,757
                                    ==============   =============   ==============

                                                      DRYCAPAP
                                      -----------------------------------------
                                        1998            1997            1996
                                    -------------   -------------   -------------
INVESTMENT ACTIVITY:
 Reinvested dividends ............              1               -               -
  Mortality and expense charges
    (note 3)......................              (5)              -               -
                                    --------------  --------------  --------------
    Net investment income.........              (4)              -               -
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................           8,403               -               -
  Cost of mutual funds sold.......          (7,587)              -               -
                                    --------------  --------------  --------------
    Realized gain (loss) on
      investments.................             816               -               -
  Change in unrealized gain (loss)
    on investments................           1,181               -               -
                                    --------------  --------------  --------------
    Net gain (loss) on investments           1,997               -               -
                                    --------------  --------------  --------------
  Reinvested capital gains........               3               -               -
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........           1,996               -               -
                                    --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............          (3,197)              -               -
  Surrenders......................               -               -               -
  Death benefits (note 4).........               -               -               -
  Policy loans (net of repayments)
    (note 5)......................               -               -               -
  Deductions for surrender charges
    (note 2d).....................               -               -               -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............            (213)              -               -
                                    --------------  --------------  --------------
      Net equity transactions.....          (3,410)              -               -
                                    --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................          (1,414)              -               -
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............          10,431               -               -
                                    --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................           9,017               -               -
                                    ==============  ==============  ==============

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                   (UNAUDITED)

                                                       DRYGRINC
                                       -----------------------------------------
                                         1998            1997            1996
                                     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........   $           22              10               -
  Mortality and expense charges
    (note 3)......................               (2)              -               -
                                     --------------  --------------  --------------
    Net investment income.........               20              10               -
                                     --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................              571             523               -
  Cost of mutual funds sold.......             (588)           (540)              -
                                     --------------  --------------  --------------
    Realized gain (loss) on
      investments.................              (17)            (17)              -
  Change in unrealized gain (loss)
    on investments................              (83)             37               -
                                     --------------  --------------  --------------
    Net gain (loss) on investments             (100)             20               -
                                     --------------  --------------  --------------
  Reinvested capital gains........               67              14               -
                                     --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........              (13)             44               -
                                     --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............            5,791             999               -
  Surrenders......................             (484)              -               -
  Death benefits (note 4).........                -               -               -
  Policy loans (net of repayments)
    (note 5)......................                -               -               -
  Deductions for surrender charges
    (note 2d).....................              (65)              -               -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............                -               -               -
                                     --------------  --------------  --------------
      Net equity transactions.....            5,242             999               -
                                     --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................            5,229           1,043               -
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............              841               -               -
                                     --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................   $        6,070           1,043               -
                                     ==============  ==============  ==============

                                                        FIDVIPEI
                                        -----------------------------------------
                                          1998            1997            1996
                                      -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........            6,967           6,340              121
  Mortality and expense charges
    (note 3)......................           (1,694)         (1,172)            (340)
                                     --------------   -------------   --------------
    Net investment income.........            5,273           5,168             (219)
                                     --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold...................            5,728           5,104            7,071
  Cost of mutual funds sold.......           (4,303)         (4,437)          (6,438)
                                     --------------   -------------   --------------
    Realized gain (loss) on
      investments.................            1,425             667              633
  Change in unrealized gain (loss)
    on investments................           19,474          21,176              794
                                     --------------   -------------   --------------
    Net gain (loss) on investments           20,899          21,843            1,427
                                     --------------   -------------   --------------
  Reinvested capital gains........           24,794          31,876            3,459
                                     --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations...........           50,966          58,887            4,667
                                     --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............           40,894         172,915          104,726
  Surrenders......................             (441)              -              (64)
  Death benefits (note 4).........                -               -                -
  Policy loans (net of repayments)
    (note 5)......................           (1,029)           (721)          (3,847)
  Deductions for surrender charges
    (note 2d).....................              (59)              -              (14)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............           (7,920)        (11,456)          (3,163)
                                     --------------   -------------   --------------
      Net equity transactions.....           31,445         160,738           97,638
                                     --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................           82,411         219,625          102,305
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............          495,985         239,464           74,267
                                     --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................          578,396         459,089          176,572
                                     ==============   =============   ==============

                                                       FIDVIPGR
                                       -----------------------------------------
                                         1998            1997            1996
                                     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........            2,130           2,197             421
  Mortality and expense charges
    (note 3)......................           (1,624)         (1,316)           (690)
                                     --------------  --------------  --------------
    Net investment income.........              506             881            (269)
                                     --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................           16,094          10,190          14,650
  Cost of mutual funds sold.......          (13,027)         (9,545)        (15,231)
                                     --------------  --------------  --------------
    Realized gain (loss) on
      investments.................            3,067             645            (581)
  Change in unrealized gain (loss)
    on investments................           19,351          33,855           9,278
                                     --------------  --------------  --------------
    Net gain (loss) on investments           22,418          34,500           8,697
                                     --------------  --------------  --------------
  Reinvested capital gains........           55,712           9,833          10,639
                                     --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........           78,636          45,214          19,067
                                     --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............           31,824          42,147          83,017
  Surrenders......................           (9,551)           (285)            (60)
  Death benefits (note 4).........                -               -               -
  Policy loans (net of repayments)
    (note 5)......................            2,133            (259)         (3,900)
  Deductions for surrender charges
    (note 2d).....................           (1,278)            (73)            (13)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............           (4,848)         (4,666)         (3,755)
                                     --------------  --------------  --------------
      Net equity transactions.....           18,280          36,864          75,289
                                     --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................           96,916          82,078          94,356
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............          416,421         311,789         143,542
                                     --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................          513,337         393,867         237,898
                                     ==============  ==============  ==============

                                       9

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                   (UNAUDITED)

                                                       FIDVIPHI
                                       -----------------------------------------
                                         1998            1997            1996
                                     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........  $        4,477           2,716           1,018
  Mortality and expense charges
    (note 3)......................             (82)            (74)            (28)
                                    --------------  --------------  --------------
    Net investment income.........           4,395           2,642             990
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................          10,434           3,987           9,026
  Cost of mutual funds sold.......          (9,462)         (3,950)         (9,029)
                                    --------------  --------------  --------------
    Realized gain (loss) on
      investments.................             972              37              (3)
  Change in unrealized gain (loss)
    on investments................          (5,310)             54             (41)
                                    --------------  --------------  --------------
    Net gain (loss) on investments          (4,338)             91             (44)
                                    --------------  --------------  --------------
  Reinvested capital gains........           2,845             336             199
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........           2,902           3,069           1,145
                                    --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............             168           6,922          10,912
  Surrenders......................            (391)           (128)           (124)
  Death benefits (note 4).........               -               -               -
  Policy loans (net of repayments)
    (note 5)......................            (433)         (2,742)            (49)
  Deductions for surrender charges
    (note 2d).....................             (52)            (52)            (28)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............          (1,783)         (1,698)           (957)
                                    --------------  --------------  --------------
      Net equity transactions.....          (2,491)          2,302           9,754
                                    --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................             411           5,371          10,899
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............          58,539          37,907          13,325
                                    --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................  $       58,950          43,278          24,224
                                    ==============  ==============  ==============

                                                        FIDVIPOV
                                        -----------------------------------------
                                          1998            1997            1996
                                      -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........             335             360              104
  Mortality and expense charges
    (note 3)......................             (16)            (33)             (15)
                                    --------------   -------------   --------------
    Net investment income.........             319             327               89
                                    --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold...................             757           6,022              555
  Cost of mutual funds sold.......            (634)         (5,462)            (534)
                                    --------------   -------------   --------------
    Realized gain (loss) on
      investments.................             123             560               21
  Change in unrealized gain (loss)
    on investments................           1,298             586              672
                                    --------------   -------------   --------------
    Net gain (loss) on investments           1,421           1,146              693
                                    --------------   -------------   --------------
  Reinvested capital gains........             987           1,428              114
                                    --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations...........           2,727           2,901              896
                                    --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............           1,417            (749)           6,088
  Surrenders......................               -             (79)               -
  Death benefits (note 4).........               -               -                -
  Policy loans (net of repayments)
    (note 5)......................            (832)         (2,300)            (193)
  Deductions for surrender charges
    (note 2d).....................               -             (20)               -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............            (324)           (585)            (508)
                                    --------------   -------------   --------------
      Net equity transactions.....             261          (3,733)           5,387
                                    --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................           2,988            (832)           6,283
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............          17,383          19,938            8,787
                                    --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................          20,371          19,106           15,070
                                    ==============   =============   ==============

                                                       FIDVIPAM
                                       -----------------------------------------
                                         1998            1997            1996
                                     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........           4,043           3,614           2,404
  Mortality and expense charges
    (note 3)......................            (188)           (196)            (78)
                                    --------------  --------------  --------------
    Net investment income.........           3,855           3,418           2,326
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................          19,485           7,398             200
  Cost of mutual funds sold.......         (17,426)         (7,119)           (195)
                                    --------------  --------------  --------------
    Realized gain (loss) on
      investments.................           2,059             279               5
  Change in unrealized gain (loss)
    on investments................          (6,904)            445            (494)
                                    --------------  --------------  --------------
    Net gain (loss) on investments          (4,845)            724            (489)
                                    --------------  --------------  --------------
  Reinvested capital gains........          12,128           9,065           1,983
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........          11,138          13,207           3,820
                                    --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............          10,486          25,549           5,682
  Surrenders......................               -               -               -
  Death benefits (note 4).........               -               -               -
  Policy loans (net of repayments)
    (note 5)......................         (17,821)            (11)              -
  Deductions for surrender charges
    (note 2d).....................               -               -               -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............          (1,771)         (1,369)         (1,241)
                                    --------------  --------------  --------------
      Net equity transactions.....          (9,106)         24,169           4,441
                                    --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................           2,032          37,376           8,261
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............         121,091         102,479          64,569
                                    --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................         123,123         139,855          72,830
                                    ==============  ==============  ==============

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                   (UNAUDITED)

                                                       FIDVIPCON
                                       -----------------------------------------
                                         1998            1997            1996
                                     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........   $        2,496           2,011               -
  Mortality and expense charges
    (note 3)......................           (1,141)           (678)           (128)
                                     --------------  --------------  --------------
    Net investment income.........            1,355           1,333            (128)
                                     --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................           18,884           1,261           2,360
  Cost of mutual funds sold.......          (12,347)         (1,050)         (2,254)
                                     --------------  --------------  --------------
    Realized gain (loss) on
      investments.................            6,537             211             106
  Change in unrealized gain (loss)
    on investments................           32,349          19,908           3,896
                                     --------------  --------------  --------------
    Net gain (loss) on investments           38,886          20,119           4,002
                                     --------------  --------------  --------------
  Reinvested capital gains........           18,366           5,315             536
                                     --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........           58,607          26,767           4,410
                                     --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............            5,913         152,706          36,211
  Surrenders......................             (551)           (112)              -
  Death benefits (note 4).........                -               -               -
  Policy loans (net of repayments)
    (note 5)......................           (3,470)           (514)         (1,350)
  Deductions for surrender charges
    (note 2d).....................              (74)            (29)              -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............             (895)         (1,181)           (955)
                                     --------------  --------------  --------------
      Net equity transactions.....              923         150,870          33,906
                                     --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................           59,530         177,637          38,316
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............          352,512         117,335          35,917
                                     --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................   $      412,042         294,972          74,233
                                     ==============  ==============  ==============

                                                       FIDVIPGROP
                                        -----------------------------------------
                                          1998            1997            1996
                                      -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........                9               -                -
  Mortality and expense charges
    (note 3)......................                -               -                -
                                     --------------   -------------   --------------
    Net investment income.........                9               -                -
                                     --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold...................                -               -                -
  Cost of mutual funds sold.......                -               -                -
                                     --------------   -------------   --------------
    Realized gain (loss) on
      investments.................                -               -                -
  Change in unrealized gain (loss)
    on investments................              144               -                -
                                     --------------   -------------   --------------
    Net gain (loss) on investments              144               -                -
                                     --------------   -------------   --------------
  Reinvested capital gains........               33               -                -
                                     --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations...........              186               -                -
                                     --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............            2,985               -                -
  Surrenders......................                -               -                -
  Death benefits (note 4).........                -               -                -
  Policy loans (net of repayments)
    (note 5)......................                -               -                -
  Deductions for surrender charges
    (note 2d).....................                -               -                -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............                -               -                -
                                     --------------   -------------   --------------
      Net equity transactions.....            2,985               -                -
                                     --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................            3,171               -                -
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............                -               -                -
                                     --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................            3,171               -                -
                                     ==============   =============   ==============

                                                       NSATCAPAP
                                       -----------------------------------------
                                         1998            1997            1996
                                     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........           30,957          27,279          30,677
  Mortality and expense charges
    (note 3)......................          (28,272)        (20,103)        (15,206)
                                     --------------  --------------  --------------
    Net investment income.........            2,685           7,176          15,471
                                     --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................          223,261         111,889         148,143
  Cost of mutual funds sold.......          (97,042)        (67,455)       (107,145)
                                     --------------  --------------  --------------
    Realized gain (loss) on
      investments.................          126,219          44,434          40,998
  Change in unrealized gain (loss)
    on investments................        1,043,364         871,961         278,225
                                     --------------  --------------  --------------
    Net gain (loss) on investments        1,169,583         916,395         319,223
                                     --------------  --------------  --------------
  Reinvested capital gains........                -               -               -
                                     --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........        1,172,268         923,571         334,694
                                     --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............          351,333         306,021         300,254
  Surrenders......................          (90,711)        (53,827)        (37,771)
  Death benefits (note 4).........          (52,012)              -            (967)
  Policy loans (net of repayments)
    (note 5)......................         (105,770)        (80,566)        (80,697)
  Deductions for surrender charges
    (note 2d).....................          (12,134)        (13,770)         (8,416)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............          (66,598)        (61,700)        (65,241)
                                     --------------  --------------  --------------
      Net equity transactions.....           24,108          96,158         107,162
                                     --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................        1,196,376       1,019,729         441,856
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............        6,211,213       4,503,820       3,390,178
                                     --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................        7,407,589       5,523,549       3,832,034
                                     ==============  ==============  ==============

                       NATIONWIDE VLI SEPARATE ACCOUNT-3
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                  (UNAUDITED)

                                                       NSATGVTBD
                                       -----------------------------------------
                                         1998            1997            1996
                                     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........   $       50,984          46,051          47,591
  Mortality and expense charges
    (note 3)......................           (7,216)         (5,948)         (6,184)
                                     --------------  --------------  --------------
    Net investment income.........           43,768          40,103          41,407
                                     --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................          125,501         127,942         162,744
  Cost of mutual funds sold.......         (117,427)       (131,920)       (170,804)
                                     --------------  --------------  --------------
    Realized gain (loss) on
      investments.................            8,074          (3,978)         (8,060)
  Change in unrealized gain (loss)
    on investments................            9,402          (1,358)        (66,307)
                                     --------------  --------------  --------------
    Net gain (loss) on investments           17,476          (5,336)        (74,367)
                                     --------------  --------------  --------------
  Reinvested capital gains........                -               -               -
                                     --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........           61,244          34,767         (32,960)
                                     --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............          358,741         231,470         235,462
  Surrenders......................          (28,681)        (23,879)         (9,742)
  Death benefits (note 4).........                -               -               -
  Policy loans (net of repayments)
    (note 5)......................           (3,251)        (19,789)        (29,997)
  Deductions for surrender charges
    (note 2d).....................           (3,837)         (6,109)         (2,171)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............         (204,130)       (234,709)       (262,286)
                                     --------------  --------------  --------------
      Net equity transactions.....          118,842         (53,016)        (68,734)
                                     --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................          180,086         (18,249)       (101,694)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............        1,636,721       1,487,699       1,586,185
                                     --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................   $    1,816,807       1,469,450       1,484,491
                                     ==============  ==============  ==============

                                                        NSATMYMKT
                                        -----------------------------------------
                                          1998            1997            1996
                                      -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........            8,974           9,438            9,648
  Mortality and expense charges
    (note 3)......................             (926)         (1,046)          (1,236)
                                     --------------   -------------   --------------
    Net investment income.........            8,048           8,392            8,412
                                     --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold...................           33,331          95,007           60,852
  Cost of mutual funds sold.......          (33,331)        (95,007)         (60,852)
                                     --------------   -------------   --------------
    Realized gain (loss) on
      investments.................                -               -                -
  Change in unrealized gain (loss)
    on investments................                -               -                -
                                     --------------   -------------   --------------
    Net gain (loss) on investments                -               -                -
                                     --------------   -------------   --------------
  Reinvested capital gains........                -               -                -
                                     --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations...........            8,048           8,392            8,412
                                     --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............           24,303           2,942           52,836
  Surrenders......................           (2,637)         (4,417)         (13,634)
  Death benefits (note 4).........                -               -                -
  Policy loans (net of repayments)
    (note 5)......................             (292)         (3,517)            (326)
  Deductions for surrender charges
    (note 2d).....................             (353)           (992)          (3,038)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............          (46,468)        (51,479)         (68,350)
                                     --------------   -------------   --------------
      Net equity transactions.....          (25,447)        (57,463)         (32,512)
                                     --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................          (17,399)        (49,071)         (24,100)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............          352,121         397,333          408,091
                                     --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................          334,722         348,262          383,991
                                     ==============   =============   ==============

                                                       NSATSMCO
                                       -----------------------------------------
                                         1998            1997            1996
                                     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........                -               -              28
  Mortality and expense charges
    (note 3)......................             (121)           (102)             (4)
                                     --------------  --------------  --------------
    Net investment income.........             (121)           (102)             24
                                     --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................            2,308           1,266               -
  Cost of mutual funds sold.......           (1,819)         (1,301)              -
                                     --------------  --------------  --------------
    Realized gain (loss) on
      investments.................              489             (35)              -
  Change in unrealized gain (loss)
    on investments................            3,342           4,947             876
                                     --------------  --------------  --------------
    Net gain (loss) on investments            3,831           4,912             876
                                     --------------  --------------  --------------
  Reinvested capital gains........                -               -               -
                                     --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........            3,710           4,810             900
                                     --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............            6,644          15,357          18,519
  Surrenders......................             (896)            (26)              -
  Death benefits (note 4).........                -               -               -
  Policy loans (net of repayments)
    (note 5)......................             (992)         (2,185)              -
  Deductions for surrender charges
    (note 2d).....................             (120)             (7)              -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............               (3)              -             (71)
                                     --------------  --------------  --------------
      Net equity transactions.....            4,633          13,139          18,448
                                     --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................            8,343          17,949          19,348
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............           60,766          40,021           2,433
                                     --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................           69,109          57,970          21,781
                                     ==============  ==============  ==============

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                   (UNAUDITED)

                                                       NSATTOTRE
                                       -----------------------------------------
                                         1998            1997            1996
                                     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........   $       97,584         118,776         110,581
  Mortality and expense charges
    (note 3)......................          (74,849)        (55,922)        (44,218)
                                     --------------  --------------  --------------
    Net investment income.........           22,735          62,854          66,363
                                     --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................          489,854         617,922         262,231
  Cost of mutual funds sold.......         (274,457)       (453,644)       (221,697)
                                     --------------  --------------  --------------
    Realized gain (loss) on
      investments.................          215,397         164,278          40,534
  Change in unrealized gain (loss)
    on investments................        2,113,031       2,162,182         711,985
                                     --------------  --------------  --------------
    Net gain (loss) on investments        2,328,428       2,326,460         752,519
                                     --------------  --------------  --------------
  Reinvested capital gains........                -               -               -
                                     --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........        2,351,163       2,389,314         818,882
                                     --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............        1,324,807         995,334       1,340,166
  Surrenders......................         (243,041)       (247,702)       (101,652)
  Death benefits (note 4).........          (62,497)           (997)              -
  Policy loans (net of repayments)
    (note 5)......................         (274,872)       (199,241)       (243,699)
  Deductions for surrender charges
    (note 2d).....................          (32,511)        (63,365)        (22,650)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............         (640,496)       (622,558)       (618,113)
                                     --------------  --------------  --------------
      Net equity transactions.....           71,390        (138,529)        354,052
                                     --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................        2,422,553       2,250,785       1,172,934
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............       16,284,321      12,760,855       9,919,676
                                     --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................   $   18,706,874      15,011,640      11,092,610
                                     ==============  ==============  ==============

                                                        NBAMTBAL
                                        -----------------------------------------
                                          1998            1997            1996
                                      -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........           33,067          22,402           26,709
  Mortality and expense charges
    (note 3)......................           (5,933)         (5,140)          (4,713)
                                     --------------   -------------   --------------
    Net investment income.........           27,134          17,262           21,996
                                     --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold...................           97,691          73,853           52,046
  Cost of mutual funds sold.......          (95,100)        (70,579)         (44,378)
                                     --------------   -------------   --------------
    Realized gain (loss) on
      investments.................            2,591           3,274            7,668
  Change in unrealized gain (loss)
    on investments................         (120,363)         51,808         (147,698)
                                     --------------   -------------   --------------
    Net gain (loss) on investments         (117,772)         55,082         (140,030)
                                     --------------   -------------   --------------
  Reinvested capital gains........          232,254          57,499          148,526
                                     --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations...........          141,616         129,843           30,492
                                     --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............           49,593          59,918           90,282
  Surrenders......................          (19,285)        (11,429)         (18,636)
  Death benefits (note 4).........                -               -                -
  Policy loans (net of repayments)
    (note 5)......................          (24,903)        (29,562)         (14,951)
  Deductions for surrender charges
    (note 2d).....................           (2,580)         (2,924)          (4,152)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............          (22,072)        (26,688)         (28,778)
                                     --------------   -------------   --------------
      Net equity transactions.....          (19,247)        (10,685)          23,765
                                     --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................          122,369         119,158           54,257
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............        1,389,720       1,204,996        1,151,554
                                     --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................        1,512,089       1,324,154        1,205,811
                                     ==============   =============   ==============

                                                       NBAMTGRO
                                       -----------------------------------------
                                         1998            1997            1996
                                     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........                -               -              19
  Mortality and expense charges
    (note 3)......................              (96)           (140)           (104)
                                     --------------  --------------  --------------
    Net investment income.........              (96)           (140)            (85)
                                     --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................            6,551          14,209           2,423
  Cost of mutual funds sold.......           (5,652)        (13,693)         (2,496)
                                     --------------  --------------  --------------
    Realized gain (loss) on
      investments.................              899             516             (73)
  Change in unrealized gain (loss)
    on investments................           (7,101)          4,446          (2,067)
                                     --------------  --------------  --------------
    Net gain (loss) on investments           (6,202)          4,962          (2,140)
                                     --------------  --------------  --------------
  Reinvested capital gains........           15,182           4,858           4,370
                                     --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........            8,884           9,680           2,145
                                     --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............            6,436            (430)         18,377
  Surrenders......................           (9,307)           (112)            (62)
  Death benefits (note 4).........                -               -               -
  Policy loans (net of repayments)
    (note 5)......................            6,583            (211)         (1,199)
  Deductions for surrender charges
    (note 2d).....................           (1,245)            (29)            (14)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............           (1,891)         (1,790)         (1,396)
                                     --------------  --------------  --------------
      Net equity transactions.....              576          (2,572)         15,706
                                     --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................            9,460           7,108          17,851
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............           57,881          60,625          36,794
                                     --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................           67,341          67,733          54,645
                                     ==============  ==============  ==============

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                   (UNAUDITED)

                                                       NBAMTLMAT
                                       -----------------------------------------
                                         1998            1997            1996
                                     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........              645             516             663
  Mortality and expense charges
    (note 3)......................               (5)             (9)             (7)
                                     --------------  --------------  --------------
    Net investment income.........              640             507             656
                                     --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................              397           2,951              50
  Cost of mutual funds sold.......             (415)         (2,952)            (53)
                                     --------------  --------------  --------------
    Realized gain (loss) on
      investments.................              (18)             (1)             (3)
  Change in unrealized gain (loss)
    on investments................             (372)           (224)           (632)
                                     --------------  --------------  --------------
    Net gain (loss) on investments             (390)           (225)           (635)
                                     --------------  --------------  --------------
  Reinvested capital gains........                -               -               -
                                     --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........              250             282              21
                                     --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............              558          (1,792)          1,476
  Surrenders......................                -               -               -
  Death benefits (note 4).........                -               -               -
  Policy loans (net of repayments)
    (note 5)......................                3               -               -
  Deductions for surrender charges
    (note 2d).....................                -               -               -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............                -               -               -
                                     --------------  --------------  --------------
      Net equity transactions.....              561          (1,792)          1,476
                                     --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................              811          (1,510)          1,497
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............           10,016          11,099           7,387
                                     --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................           10,827           9,589           8,884
                                     ==============  ==============  ==============

                                                        NBAMTPART
                                        -----------------------------------------
                                          1998            1997            1996
                                      -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........              542             209               56
  Mortality and expense charges
    (note 3)......................             (345)           (138)             (24)
                                     --------------   -------------   --------------
    Net investment income.........              197              71               32
                                     --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold...................           21,721           1,982              545
  Cost of mutual funds sold.......          (13,410)         (1,452)            (510)
                                     --------------   -------------   --------------
    Realized gain (loss) on
      investments.................            8,311             530               35
  Change in unrealized gain (loss)
    on investments................          (17,571)          7,943            1,436
                                     --------------   -------------   --------------
    Net gain (loss) on investments           (9,260)          8,473            1,471
                                     --------------   -------------   --------------
  Reinvested capital gains........           17,062           3,214              700
                                     --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations...........            7,999          11,758            2,203
                                     --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............           44,811          30,917            3,863
  Surrenders......................           (8,728)            (28)               -
  Death benefits (note 4).........                -               -                -
  Policy loans (net of repayments)
    (note 5)......................          (12,815)         (1,227)            (436)
  Deductions for surrender charges
    (note 2d).....................           (1,168)             (7)               -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............           (1,343)           (853)             (28)
                                     --------------   -------------   --------------
      Net equity transactions.....           20,757          28,802            3,399
                                     --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................           28,756          40,560            5,602
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............          133,951          54,539           18,049
                                     --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................          162,707          95,099           23,651
                                     ==============   =============   ==============

                                                        OPPBDFD
                                       -----------------------------------------
                                         1998            1997            1996
                                     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........               70             160             174
  Mortality and expense charges
    (note 3)......................               (1)             (6)             (6)
                                     --------------  --------------  --------------
    Net investment income.........               69             154             168
                                     --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................              433           3,370          11,881
  Cost of mutual funds sold.......             (423)         (3,323)        (11,965)
                                     --------------  --------------  --------------
    Realized gain (loss) on
      investments.................               10              47             (84)
  Change in unrealized gain (loss)
    on investments................               15             (90)           (198)
                                     --------------  --------------  --------------
    Net gain (loss) on investments               25             (43)           (282)
                                     --------------  --------------  --------------
  Reinvested capital gains........               63              17               5
                                     --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........              157             128            (109)
                                     --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............               14          (2,617)         (4,563)
  Surrenders......................                -             (73)            (30)
  Death benefits (note 4).........                -               -               -
  Policy loans (net of repayments)
    (note 5)......................             (275)             (8)           (187)
  Deductions for surrender charges
    (note 2d).....................                -             (19)             (7)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............                -            (315)            (95)
                                     --------------  --------------  --------------
      Net equity transactions.....             (261)         (3,032)         (4,882)
                                     --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................             (104)         (2,904)         (4,991)
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............            4,084           7,961           7,309
                                     --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................            3,980           5,057           2,318
                                     ==============  ==============  ==============

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                   (UNAUDITED)

                                                       OPPGLSEC
                                       -----------------------------------------
                                         1998            1997            1996
                                     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........  $        1,229             476               -
  Mortality and expense charges
    (note 3)......................             (65)            (55)            (13)
                                    --------------  --------------  --------------
    Net investment income.........           1,164             421             (13)
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................             450             486              68
  Cost of mutual funds sold.......            (319)           (403)            (66)
                                    --------------  --------------  --------------
    Realized gain (loss) on
      investments.................             131              83               2
  Change in unrealized gain (loss)
    on investments................           1,009           4,986             784
                                    --------------  --------------  --------------
    Net gain (loss) on investments           1,140           5,069             786
                                    --------------  --------------  --------------
  Reinvested capital gains........           4,626               -               -
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........           6,930           5,490             773
                                    --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............           4,055          19,639          13,165
  Surrenders......................               -             (38)            (29)
  Death benefits (note 4).........               -               -               -
  Policy loans (net of repayments)
    (note 5)......................               -               -               -
  Deductions for surrender charges
    (note 2d).....................               -             (10)             (7)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............            (775)           (540)            (82)
                                    --------------  --------------  --------------
      Net equity transactions.....           3,280          19,051          13,047
                                    --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................          10,210          24,541          13,820
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............          56,530          22,931           6,406
                                    --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................  $       66,740          47,472          20,226
                                    ==============  ==============  ==============

                                                         OPPGRO
                                        -----------------------------------------
                                          1998            1997            1996
                                      -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........              23               -                -
  Mortality and expense charges
    (note 3)......................              (1)              -                -
                                    --------------   -------------   --------------
    Net investment income.........              22               -                -
                                    --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold...................               -               -                -
  Cost of mutual funds sold.......               -               -                -
                                    --------------   -------------   --------------
    Realized gain (loss) on
      investments.................               -               -                -
  Change in unrealized gain (loss)
    on investments................             238               -                -
                                    --------------   -------------   --------------
    Net gain (loss) on investments             238               -                -
                                    --------------   -------------   --------------
  Reinvested capital gains........             280               -                -
                                    --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations...........             540               -                -
                                    --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............           3,479               -                -
  Surrenders......................               -               -                -
  Death benefits (note 4).........               -               -                -
  Policy loans (net of repayments)
    (note 5)......................               -               -                -
  Deductions for surrender charges
    (note 2d).....................               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............               -               -                -
                                    --------------   -------------   --------------
      Net equity transactions.....           3,479               -                -
                                    --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................           4,019               -                -
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............             502               -                -
                                    --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................           4,521               -                -
                                    ==============   =============   ==============

                                                        OPPMULT
                                       -----------------------------------------
                                         1998            1997            1996
                                     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........              74              89              73
  Mortality and expense charges
    (note 3)......................              (1)             (1)              -
                                    --------------  --------------  --------------
    Net investment income.........              73              88              73
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................               -              32               -
  Cost of mutual funds sold.......               -             (30)              -
                                    --------------  --------------  --------------
    Realized gain (loss) on
      investments.................               -               2               -
  Change in unrealized gain (loss)
    on investments................              49             156               9
                                    --------------  --------------  --------------
    Net gain (loss) on investments              49             158               9
                                    --------------  --------------  --------------
  Reinvested capital gains........             431             159              52
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........             553             405             134
                                    --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............             237           1,026             836
  Surrenders......................               -               -               -
  Death benefits (note 4).........               -               -               -
  Policy loans (net of repayments)
    (note 5)......................               -               -               -
  Deductions for surrender charges
    (note 2d).....................               -               -               -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............               -               -               -
                                    --------------  --------------  --------------
      Net equity transactions.....             237           1,026             836
                                    --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................             790           1,431             970
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............           7,722           4,224           2,061
                                    --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................           8,512           5,655           3,031
                                    ==============  ==============  ==============

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                   (UNAUDITED)

                                                        STOPP2
                                       -----------------------------------------
                                        1998            1997            1996
                                     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........              44             224             194
  Mortality and expense charges
    (note 3)......................            (301)           (186)            (98)
                                    --------------  --------------  --------------
    Net investment income.........            (257)             38              96
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................           8,255           2,322           8,240
  Cost of mutual funds sold.......          (5,887)         (2,091)         (7,498)
                                    --------------  --------------  --------------
    Realized gain (loss) on
      investments.................           2,368             231             742
  Change in unrealized gain (loss)
    on investments................          (2,239)            400             225
                                    --------------  --------------  --------------
    Net gain (loss) on investments             129             631             967
                                    --------------  --------------  --------------
  Reinvested capital gains........          16,130           7,197           1,657
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........          16,002           7,866           2,720
                                    --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............          15,531          21,749           7,600
  Surrenders......................          (3,409)           (937)           (635)
  Death benefits (note 4).........               -               -               -
  Policy loans (net of repayments)
    (note 5)......................          (4,423)         (1,521)           (423)
  Deductions for surrender charges
    (note 2d).....................            (456)           (240)           (141)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............            (526)           (245)           (251)
                                    --------------  --------------  --------------
      Net equity transactions.....           6,717          18,806           6,150
                                    --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................          22,719          26,672           8,870
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............         115,087          59,160          34,811
                                    --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................         137,806          85,832          43,681
                                    ==============  ==============  ==============

                                                         STDISC2
                                        -----------------------------------------
                                         1998            1997            1996
                                      -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........               -               -              776
  Mortality and expense charges
    (note 3)......................             (37)            (30)             (14)
                                    --------------   -------------   --------------
    Net investment income.........             (37)            (30)             762
                                    --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold...................          11,620           2,819            2,766
  Cost of mutual funds sold.......         (10,017)         (3,367)          (2,958)
                                    --------------   -------------   --------------
    Realized gain (loss) on
      investments.................           1,603            (548)            (192)
  Change in unrealized gain (loss)
    on investments................             259           1,524           (2,069)
                                    --------------   -------------   --------------
    Net gain (loss) on investments           1,862             976           (2,261)
                                    --------------   -------------   --------------
  Reinvested capital gains........             367               -            1,184
                                    --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations...........           2,192             946             (315)
                                    --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............          (4,079)          6,752            3,165
  Surrenders......................          (1,612)            (96)               -
  Death benefits (note 4).........               -               -                -
  Policy loans (net of repayments)
    (note 5)......................            (239)           (195)          (1,567)
  Deductions for surrender charges
    (note 2d).....................            (216)            (25)               -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............             (39)           (226)               -
                                    --------------   -------------   --------------
      Net equity transactions.....          (6,185)          6,210            1,598
                                    --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................          (3,993)          7,156            1,283
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............          32,100          15,722            9,612
                                    --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................          28,107          22,878           10,895
                                    ==============   =============   ==============

                                                        STINTSTK2
                                       -----------------------------------------
                                        1998            1997            1996
                                     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........             148             238              16
  Mortality and expense charges
    (note 3)......................              (8)            (13)             (2)
                                    --------------  --------------  --------------
    Net investment income.........             140             225              14
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................             166             453             219
  Cost of mutual funds sold.......            (187)           (448)           (214)
                                    --------------  --------------  --------------
    Realized gain (loss) on
      investments.................             (21)              5               5
  Change in unrealized gain (loss)
    on investments................             688             596             112
                                    --------------  --------------  --------------
    Net gain (loss) on investments             667             601             117
                                    --------------  --------------  --------------
  Reinvested capital gains........               -             356               -
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........             807           1,182             131
                                    --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............           1,329           1,482           7,353
  Surrenders......................               -               -               -
  Death benefits (note 4).........               -               -               -
  Policy loans (net of repayments)
    (note 5)......................               -               -               -
  Deductions for surrender charges
    (note 2d).....................               -               -               -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............            (180)           (176)              -
                                    --------------  --------------  --------------
      Net equity transactions.....           1,149           1,306           7,353
                                    --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................           1,956           2,488           7,484
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............          11,856          13,282               -
                                    --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................          13,812          15,770           7,484
                                    ==============  ==============  ==============

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                   (UNAUDITED)

                                                       VEWRLDBD
                                       -----------------------------------------
                                          1998            1997            1996
                                     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........              15              55              19
  Mortality and expense charges
    (note 3)......................               -               -               -
                                    --------------  --------------  --------------
    Net investment income.........              15              55              19
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................             124              84              33
  Cost of mutual funds sold.......            (124)            (89)            (34)
                                    --------------  --------------  --------------
    Realized gain (loss) on
      investments.................               -              (5)             (1)
  Change in unrealized gain (loss)
    on investments................              39             (66)            (29)
                                    --------------  --------------  --------------
    Net gain (loss) on investments              39             (71)            (30)
                                    --------------  --------------  --------------
  Reinvested capital gains........               -               -               -
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........              54             (16)            (11)
                                    --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............             (21)            (98)            153
  Surrenders......................               -               -               -
  Death benefits (note 4).........               -               -               -
  Policy loans (net of repayments)
    (note 5)......................               -               -               -
  Deductions for surrender charges
    (note 2d).....................               -               -               -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............               -               -               -
                                    --------------  --------------  --------------
      Net equity transactions.....             (21)            (98)            153
                                    --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................              33            (114)            142
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............           1,602           1,698             517
                                    --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................           1,635           1,584             659
                                    ==============  ==============  ==============

                                                       VEWRLDEMKT
                                        -----------------------------------------
                                           1998            1997            1996
                                      -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........              48               1                -
  Mortality and expense charges
    (note 3)......................               -               -                -
                                    --------------   -------------   --------------
    Net investment income.........              48               1                -
                                    --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold...................           2,898             511                -
  Cost of mutual funds sold.......          (4,179)           (522)               -
                                    --------------   -------------   --------------
    Realized gain (loss) on
      investments.................          (1,281)            (11)               -
  Change in unrealized gain (loss)
    on investments................            (422)          1,177                -
                                    --------------   -------------   --------------
    Net gain (loss) on investments          (1,703)          1,166                -
                                    --------------   -------------   --------------
  Reinvested capital gains........              43               -                -
                                    --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations...........          (1,612)          1,167                -
                                    --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............          (2,573)         11,378                -
  Surrenders......................            (278)              -                -
  Death benefits (note 4).........               -               -                -
  Policy loans (net of repayments)
    (note 5)......................               -               -                -
  Deductions for surrender charges
    (note 2d).....................               -               -                -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............               -               -                -
                                    --------------   -------------   --------------
      Net equity transactions.....          (2,851)         11,378                -
                                    --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................          (4,463)         12,545                -
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............           8,768               -                -
                                    --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................           4,305          12,545                -
                                    ==============   =============   ==============

                                                       VEWRLDHAS
                                       -----------------------------------------
                                          1998            1997            1996
                                     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........              51             360             291
  Mortality and expense charges
    (note 3)......................              (6)            (14)            (15)
                                    --------------  --------------  --------------
    Net investment income.........              45             346             278
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................           8,582           5,491           5,123
  Cost of mutual funds sold.......          (9,427)         (6,150)         (4,404)
                                    --------------  --------------  --------------
    Realized gain (loss) on
      investments.................            (845)           (859)            709
  Change in unrealized gain (loss)
    on investments................          (1,829)           (258)         (1,660)
                                    --------------  --------------  --------------
    Net gain (loss) on investments          (2,674)           (917)           (941)
                                    --------------  --------------  --------------
  Reinvested capital gains........           1,261             487             205
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........          (1,368)            (84)           (380)
                                    --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............          (6,404)          4,893          25,252
  Surrenders......................            (229)              -             (67)
  Death benefits (note 4).........               -               -               -
  Policy loans (net of repayments)
    (note 5)......................          (1,486)         (4,988)              -
  Deductions for surrender charges
    (note 2d).....................             (31)           (138)            (15)
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............               -               -            (274)
                                    --------------  --------------  --------------
      Net equity transactions.....          (8,150)           (233)         24,896
                                    --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................          (9,518)           (317)         24,516
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............          16,122          19,418           6,089
                                    --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................           6,604          19,101          30,605
                                    ==============  ==============  ==============

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                   (UNAUDITED)

                                                       VKMSRESEC
                                       -----------------------------------------
                                         1998            1997            1996
                                     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........              38              27               1
  Mortality and expense charges
    (note 3)......................             (32)            (22)              -
                                    --------------  --------------  --------------
    Net investment income.........               6               5               1
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................           2,639           1,320               -
  Cost of mutual funds sold.......          (2,554)           (957)              -
                                    --------------  --------------  --------------
    Realized gain (loss) on
      investments.................              85             363               -
  Change in unrealized gain (loss)
    on investments................          (1,972)            620              58
                                    --------------  --------------  --------------
    Net gain (loss) on investments          (1,887)            983              58
                                    --------------  --------------  --------------
  Reinvested capital gains........             378              55               -
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........          (1,503)          1,043              59
                                    --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............          13,719          14,611             475
  Surrenders......................          (2,229)            (26)              -
  Death benefits (note 4).........               -               -               -
  Policy loans (net of repayments)
    (note 5)......................             (89)         (1,173)              -
  Deductions for surrender charges
    (note 2d).....................            (298)             (7)              -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............               -             (10)              -
                                    --------------  --------------  --------------
      Net equity transactions.....          11,103          13,395             475
                                    --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................           9,600          14,438             534
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............          20,959           4,604             410
                                    --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................          30,559          19,042             944
                                    ==============  ==============  ==============

                                                         WPINTEQ
                                        -----------------------------------------
                                          1998            1997            1996
                                      -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........               -               -                -
  Mortality and expense charges
    (note 3)......................             (34)            (32)             (13)
                                    --------------   -------------   --------------
    Net investment income.........             (34)            (32)             (13)
                                    --------------   -------------   --------------

  Proceeds from mutual fund
    shares sold...................           1,443           2,248            1,206
  Cost of mutual funds sold.......          (1,592)         (2,132)          (1,144)
                                    --------------   -------------   --------------
    Realized gain (loss) on
      investments.................            (149)            116               62
  Change in unrealized gain (loss)
    on investments................           3,253           3,022              666
                                    --------------   -------------   --------------
    Net gain (loss) on investments           3,104           3,138              728
                                    --------------   -------------   --------------
  Reinvested capital gains........               -               -                -
                                    --------------   -------------   --------------
      Net change in contract
        owners' equity resulting
        from operations...........           3,070           3,106              715
                                    --------------   -------------   --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............           1,799           4,050           18,365
  Surrenders......................               -          (1,323)               -
  Death benefits (note 4).........               -               -                -
  Policy loans (net of repayments)
    (note 5)......................               -            (102)            (977)
  Deductions for surrender charges
    (note 2d).....................               -            (338)               -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............               -               -                -
                                    --------------   -------------   --------------
      Net equity transactions.....           1,799           2,287           17,388
                                    --------------   -------------   --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................           4,869           5,393           18,103
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............          24,083          19,473            2,544
                                    --------------   -------------   --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................          28,952          24,866           20,647
                                    ==============   =============   ==============

                                                       WPPVENCAP
                                       -----------------------------------------
                                         1998            1997            1996
                                     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........               -               -               -
  Mortality and expense charges
    (note 3)......................               -               -               -
                                    --------------  --------------  --------------
    Net investment income.........               -               -               -
                                    --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................               -               -               -
  Cost of mutual funds sold.......               -               -               -
                                    --------------  --------------  --------------
    Realized gain (loss) on
      investments.................               -               -               -
  Change in unrealized gain (loss)
    on investments................             156               -               -
                                    --------------  --------------  --------------
    Net gain (loss) on investments             156               -               -
                                    --------------  --------------  --------------
  Reinvested capital gains........               -               -               -
                                    --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........             156               -               -
                                    --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............             875               -               -
  Surrenders......................               -               -               -
  Death benefits (note 4).........               -               -               -
  Policy loans (net of repayments)
    (note 5)......................               -               -               -
  Deductions for surrender charges
    (note 2d).....................               -               -               -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............               -               -               -
                                    --------------  --------------  --------------
      Net equity transactions.....             875               -               -
                                    --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................           1,031               -               -
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD.............               -               -               -
                                    --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................           1,031               -               -
                                    ==============  ==============  ==============

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
              SIX MONTH PERIODS ENDED JUNE 30, 1998, 1997 AND 1996
                                   (UNAUDITED)

                                                       WPSMCOGR
                                       -----------------------------------------
                                         1998            1997            1996
                                     -------------   -------------   -------------
INVESTMENT ACTIVITY:
  Reinvested dividends ...........                -               -               -
  Mortality and expense charges
    (note 3)......................              (79)           (101)            (61)
                                     --------------  --------------  --------------
    Net investment income.........              (79)           (101)            (61)
                                     --------------  --------------  --------------

  Proceeds from mutual fund
    shares sold...................           16,915          11,072          17,938
  Cost of mutual funds sold.......          (12,161)         (8,717)        (14,848)
                                     --------------  --------------  --------------
    Realized gain (loss) on
      investments.................            4,754           2,355           3,090
  Change in unrealized gain (loss)
    on investments................           (2,291)           (744)          1,678
                                     --------------  --------------  --------------
    Net gain (loss) on investments            2,463           1,611           4,768
                                     --------------  --------------  --------------
  Reinvested capital gains........                -               -               -
                                     --------------  --------------  --------------
      Net change in contract
        owners' equity resulting
        from operations...........            2,384           1,510           4,707
                                     --------------  --------------  --------------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners...............          (15,177)          2,282          15,245
  Surrenders......................                -          (5,651)              -
  Death benefits (note 4).........                -               -               -
  Policy loans (net of repayments)
    (note 5)......................              (53)          3,185          (3,626)
  Deductions for surrender charges
    (note 2d).....................                -          (1,446)              -
  Redemptions to pay cost of
    insurance charges and
    administration charges
    (notes 2b and 2c).............               (1)           (173)           (138)
                                     --------------  --------------  --------------
      Net equity transactions.....          (15,231)         (1,803)         11,481
                                     --------------  --------------  --------------

NET CHANGE IN CONTRACT
  OWNERS' EQUITY..................          (12,847)           (293)         16,188
CONTRACT OWNERS' EQUITY
  BEGINNING OF PERIOD..........              54,327          53,633          33,470
                                     --------------  --------------  --------------
CONTRACT OWNERS' EQUITY
  END OF PERIOD...................           41,480          53,340          49,658
                                     ==============  ==============  ==============

See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                          NOTES TO FINANCIAL STATEMENTS
                          JUNE 30, 1998, 1997 AND 1996
                                   (UNAUDITED)

(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLISeparate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (Depositor) transferred to the Account 50,000 shares of American Century VP - American Century VP Advantage, for which it was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

         The Company offers Modified Single Premium and Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following funds:

         Portfolios of the American Century Variable Portfolios, Inc. (American Century VP) (formerly TCI Portfolios, Inc.);

            American Century VP - American Century VP Advantage (ACVPAdv)
              (formerly TCI Portfolios - TCI Advantage)
            American Century VP - American Century VP Balanced (ACVPBal)
              (formerly TCI Portfolios - TCI Balanced)
            American Century VP - American Century VP Capital Appreciation
              (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)
            American Century VP - American Century VP Income & Growth
              (ACVPIncGr)
            American Century VP - American Century VP International (ACVPInt)
              (formerly TCI Portfolios - TCI International)
            American Century VP - American Century VP Value (ACVPValue)
              (formerly TCI Portfolios - TCI Value)
         The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

         Dreyfus Stock Index Fund (DryStkIx)

         Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp) Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

         Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
            Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
            Fidelity VIP - Growth Portfolio (FidVIPGr)
            Fidelity VIP - High Income Portfolio (FidVIPHI)
            Fidelity VIP - Overseas Portfolio (FidVIPOv)

         Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
            Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
            Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

         Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);
            Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

         Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
            Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

         Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
            Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
            Nationwide SAT - Money Market Fund (NSATMyMkt)
            Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
            Nationwide SAT - Small Company Fund (NSATSmCo)
            Nationwide SAT - Total Return Fund (NSATTotRe)

         Portfolios of the Neuberger & Berman Advisers Management Trust
            (Neuberger & Berman AMT);
            Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
            Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
            Neuberger & Berman AMT - Guardian Portfolio (NBAMTGuard)
            Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

         Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
            Oppenheimer VAF - Bond Fund (OppBdFd)
            Oppenheimer VAF - Global Securities Fund (OppGlSec)
            Oppenheimer VAF - Growth Fund (OppGro)
            Oppenheimer VAF - Multiple Strategies Fund (OppMult)

         Strong Opportunity Fund II, Inc. (StOpp2) (formerly Strong Special Fund II, Inc.)

         Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
            Strong VIF - Strong Discovery Fund II (StDisc2)
            Strong VIF - Strong International Stock Fund II (StIntStk2)

         Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
            Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
            Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
              (formerly Van Eck WIT - Gold and Natural Resources Fund)

         Portfolio of the Van Kampen American Capital Life Investment Trust
         (Van Kampen American Capital LIT);
            Van  Kampen American Capital LIT - Morgan Stanley Real Estate
             Securities Portfolio (VKMSRESec)
              (formerly Van Kampen American Capital LIT - Real Estate Securities
              Fund)

         Portfolios of the Warburg Pincus Trust;
            Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At June 30, 1998, contract owners have invested in all of the above funds except for American Century VP - American Century VP Income & Growth, Morgan Stanley Universal Funds - Emerging Markets Debt Portfolio, Nationwide SAT - Small Cap Value Fund, and Neuberger & Berman AMT - Guardian Portfolio. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 1998. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1997 and 1996 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective. The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

         No surrender charge is assessed on any contract surrendered after the ninth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     The Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th, this charge is reduced to 0.50% on an annual basis provided that the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the unit value calculation.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. The contract is charged 6% on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  COMPONENTS OF CONTRACT OWNERS' EQUITY
     The following is a summary of contract owners' equity at June 30, 1998.

                                                                                                          PERIOD
     Contract owners' equity represented by:                 UNITS     UNIT VALUE                         RETURN
                                                           --------    ----------                         -------
     American Century VP -
      American Century VP Advantage ..................        26,225   $ 17.496545  $   458,847            10%

     American Century VP -
      American Century VP Advantage
        Initial Funding by Depositor (note 1a) .......        25,000     18.789246      469,731            10%

     American Century VP -
      American Century VP Balanced ...................           952     19.165966       18,246            14%

     American Century VP -
      American Century VP Capital Appreciation .......         4,036     14.780622       59,655             0%

     American Century VP -
      American Century VP International ..............         1,879     17.466243       32,819            25%

     American Century VP -
      American Century VP Value ......................           445     13.383185        5,956             5%

     The Dreyfus Socially Responsible
      Growth Fund, Inc. ..............................         2,329     26.020390       60,601            18%

     Dreyfus Stock Index Fund ........................        15,301     25.849746      395,527            17%

     Dreyfus VIF - Capital Appreciation Portfolio ....           734     12.285237        9,017            20%

     Dreyfus VIF - Growth and Income Portfolio .......           497     12.213307        6,070             6%

     Fidelity VIP - Equity-Income Portfolio ..........        16,414     35.237987      578,396            10%

     Fidelity VIP - Growth Portfolio .................        14,602     35.155247      513,337            19%

     Fidelity VIP - High Income Portfolio ............         2,051     28.742182       58,950             4%

     Fidelity VIP - Overseas Portfolio ...............         1,040     19.587603       20,371            15%

     Fidelity VIP-II - Asset Manager Portfolio .......         5,201     23.672944      123,123             9%

     Fidelity VIP-II - Contrafund Portfolio ..........        21,544     19.125611      412,042            16%

     Fidelity VIP-III - Growth Opportunities Portfolio           261     12.150728        3,171            11%

     Nationwide SAT - Capital Appreciation Fund ......       253,842     29.181890    7,407,589            19%

     Nationwide SAT - Government Bond Fund ...........       104,802     17.335612    1,816,807             4%

     Nationwide SAT - Money Market Fund ..............        25,675     13.036881      334,722             2%

     Nationwide SAT - Small Company Fund .............         4,036     17.123187       69,109             6%

     Nationwide SAT - Total Return Fund ..............       579,618     32.274487   18,706,874            14%

     Neuberger & Berman AMT - Balanced Portfolio .....        77,163     19.596034    1,512,089            10%

Neuberger & Berman AMT - Growth Portfolio .....         2,643     25.479039        67,341            15%

Neuberger & Berman AMT -
 Limited Maturity Bond Portfolio ..............           739     14.650523        10,827             2%

Neuberger & Berman AMT - Partners Portfolio ...         6,777     24.008666       162,707             6%

Oppenheimer VAF - Bond Fund ...................           225     17.689611         3,980             4%

Oppenheimer VAF - Global Securities Fund ......         3,646     18.305105        66,740            12%

Oppenheimer VAF - Growth Fund .................           371     12.184646         4,521            17%

Oppenheimer VAF - Multiple Strategies Fund ....           372     22.881279         8,512             7%

Strong Opportunity Fund II, Inc. ..............         4,543     30.333638       137,806            13%

Strong VIF - Strong Discovery Fund II .........         1,436     19.573146        28,107             7%

Strong VIF - Strong International Stock Fund II         1,350     10.231122        13,812             6%

Van Eck WIT - Worldwide Bond Fund .............           116     14.098956         1,635             3%

Van Eck WIT -
 Worldwide Emerging Markets Fund ..............           633      6.800411         4,305           (23)%

Van Eck WIT - Worldwide Hard Assets Fund ......           429     15.394993         6,604           (14)%

Van Kampen American Capital LIT -
 Morgan Stanley Real Estate
 Securities Portfolio .........................         1,779     17.177811        30,559            (5)%

Warburg Pincus Trust -
 International Equity Portfolio ...............         2,270     12.754223        28,952            13%

Warburg Pincus Trust -
 Post Venture Capital Portfolio ...............            80     12.886267         1,031            13%

Warburg Pincus Trust -
 Small Company Growth Portfolio ...............         2,460     16.861654        41,480             4%
                                                       ======     =========  ------------

                                                                             $ 33,691,968
                                                                             ============

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                                       27

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: ONE NATIONWIDE PLAZA o COLUMBUS, OHIO 43215-2220

                                                         Bulk Rate
                                                       U.S. Postage
                                                           PAID
                                                      Columbus, Ohio
                                                      Permit No. 521


Nationwide(R) is a registered federal service mark of Nationwide Mutual Insurance Company